Portfolio of Investments
Columbia Flexible Capital Income Fund, August 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 39.3%
Issuer	Shares	Value ($)
Communication Services 2.7%
Diversified Telecommunication Services 2.2%
AT&T, Inc.	295,000	8,793,950
Verizon Communications, Inc.	200,000	11,854,000
Total		20,647,950
Media 0.5%
Comcast Corp., Class A	115,000	5,153,150
Total Communication Services		25,801,100
Consumer Discretionary 2.8%
Hotels, Restaurants & Leisure 0.9%
Extended Stay America, Inc.	400,000	4,996,000
Wyndham Destinations, Inc.	140,000	4,058,600
Total		9,054,600
Household Durables 0.5%
Newell Brands, Inc.	300,000	4,794,000
Multiline Retail 0.6%
Target Corp.	35,000	5,292,350
Specialty Retail 0.8%
Home Depot, Inc. (The)	27,500	7,838,600
Total Consumer Discretionary		26,979,550
Consumer Staples 3.6%
Food Products 1.8%
General Mills, Inc.	107,500	6,874,625
JM Smucker Co. (The)	42,500	5,107,650
Kraft Heinz Co. (The)	140,000	4,905,600
Total		16,887,875
Household Products 0.8%
Kimberly-Clark Corp.	50,000	7,888,000
Tobacco 1.0%
Philip Morris International, Inc.	125,000	9,973,750
Total Consumer Staples		34,749,625
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 2.4%
Oil, Gas & Consumable Fuels 2.4%
Chevron Corp.	107,500	9,022,475
Valero Energy Corp.	80,000	4,207,200
Williams Companies, Inc. (The)	475,000	9,861,000
Total		23,090,675
Total Energy		23,090,675
Financials 8.0%
Banks 3.7%
Citigroup, Inc.	140,000	7,156,800
JPMorgan Chase & Co.	95,000	9,518,050
KeyCorp	375,000	4,620,000
PNC Financial Services Group, Inc. (The)	67,500	7,506,000
U.S. Bancorp	180,000	6,552,000
Total		35,352,850
Capital Markets 2.3%
Ares Capital Corp.	625,000	9,193,750
Morgan Stanley	185,000	9,668,100
TCG BDC, Inc.	300,000	2,643,000
Total		21,504,850
Insurance 0.8%
MetLife, Inc.	190,000	7,307,400
Mortgage Real Estate Investment Trusts (REITS) 1.2%
Blackstone Mortgage Trust, Inc.	125,000	2,971,250
Starwood Property Trust, Inc.	575,000	8,970,000
Total		11,941,250
Total Financials		76,106,350
Health Care 3.7%
Biotechnology 0.9%
AbbVie, Inc.	90,000	8,619,300
Pharmaceuticals 2.8%
Amryt Pharma PLC, ADR(a)	184,365	2,029,858
Bristol-Myers Squibb Co.	77,500	4,820,500
Johnson & Johnson	62,500	9,588,125
Columbia Flexible Capital Income Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Flexible Capital Income Fund, August 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Merck & Co., Inc.	60,000	5,116,200
Pfizer, Inc.	122,500	4,629,275
Total		26,183,958
Total Health Care		34,803,258
Industrials 3.2%
Aerospace & Defense 0.7%
Raytheon Technologies Corp.	110,000	6,710,000
Air Freight & Logistics 1.0%
United Parcel Service, Inc., Class B	60,000	9,817,200
Electrical Equipment 0.8%
Eaton Corp. PLC	70,000	7,147,000
Machinery 0.7%
Caterpillar, Inc.	50,000	7,115,500
Total Industrials		30,789,700
Information Technology 8.1%
Communications Equipment 1.0%
Cisco Systems, Inc.	240,000	10,132,800
Electronic Equipment, Instruments & Components 1.5%
Corning, Inc.	300,000	9,738,000
Vishay Intertechnology, Inc.	285,000	4,557,150
Total		14,295,150
IT Services 1.0%
International Business Machines Corp.	75,000	9,248,250
Semiconductors & Semiconductor Equipment 2.7%
Broadcom, Inc.	45,000	15,621,750
Texas Instruments, Inc.	70,000	9,950,500
Total		25,572,250
Software 0.8%
NortonLifeLock, Inc.	315,000	7,408,800
Technology Hardware, Storage & Peripherals 1.1%
HP, Inc.	275,000	5,376,250
Seagate Technology PLC	105,000	5,038,950
Total		10,415,200
Total Information Technology		77,072,450
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 1.0%
Chemicals 1.0%
Dow, Inc.	210,000	9,475,200
Total Materials		9,475,200
Real Estate 2.6%
Equity Real Estate Investment Trusts (REITS) 2.6%
Alexandria Real Estate Equities, Inc.	40,000	6,735,200
Crown Castle International Corp.	28,500	4,652,625
Duke Realty Corp.	125,000	4,818,750
Medical Properties Trust, Inc.	475,000	8,825,500
Total		25,032,075
Total Real Estate		25,032,075
Utilities 1.2%
Electric Utilities 1.2%
Edison International	135,000	7,084,800
Pinnacle West Capital Corp.	65,000	4,767,750
Total		11,852,550
Total Utilities		11,852,550
Total Common Stocks (Cost $367,272,551)		375,752,533

Convertible Bonds 14.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Airlines 0.6%
Air Canada(b)
07/01/2025	4.000%	4,500,000	5,483,700
Cable and Satellite 1.0%
DISH Network Corp.
08/15/2026	3.375%	10,000,000	9,862,740
Consumer Cyclical Services 0.5%
Zillow Group, Inc.
05/15/2025	2.750%	3,000,000	4,612,500
Health Care 1.3%
CONMED Corp.
02/01/2024	2.625%	4,500,000	5,255,985
Invacare Corp.
11/15/2024	5.000%	4,500,000	3,736,441
Novavax, Inc.
02/01/2023	3.750%	2,900,000	3,424,146
Total			12,416,572

2	Columbia Flexible Capital Income Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Flexible Capital Income Fund, August 31, 2020 (Unaudited)
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Home Construction 0.7%
SunPower Corp.
01/15/2023	4.000%	7,508,000	6,788,531
Independent Energy 0.1%
Chesapeake Energy Corp.(c)
09/15/2026	0.000%	10,500,000	433,125
Leisure 1.3%
NCL Corp., Ltd.(b)
08/01/2025	5.375%	5,000,000	5,757,403
Royal Caribbean Cruises Ltd(b)
06/15/2023	4.250%	5,300,000	6,435,628
Total			12,193,031
Life Insurance 0.7%
AXA SA(b)
05/15/2021	7.250%	7,000,000	6,943,055
Other Financial Institutions 0.7%
RWT Holdings, Inc.(b)
10/01/2025	5.750%	8,250,000	7,091,339
Other Industry 0.6%
Green Plains, Inc.
09/01/2022	4.125%	6,000,000	5,520,598
Other REIT 0.6%
Blackstone Mortgage Trust, Inc.
05/05/2022	4.375%	6,340,000	6,086,400
Pharmaceuticals 2.8%
Aegerion Pharmaceuticals, Inc.(b)
04/01/2025	5.000%	1,012,542	1,075,826
Clovis Oncology, Inc.
05/01/2025	1.250%	11,700,000	7,404,034
Insmed, Inc.
01/15/2025	1.750%	5,000,000	5,044,710
Intercept Pharmaceuticals, Inc.
07/01/2023	3.250%	5,800,000	4,761,552
Radius Health, Inc.
09/01/2024	3.000%	6,800,000	5,536,900
Tilray, Inc.
10/01/2023	5.000%	6,000,000	2,700,000
Total			26,523,022
Property & Casualty 0.4%
MGIC Investment Corp.(b),(d)
Junior Subordinated
04/01/2063	9.000%	3,089,000	3,898,141
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Retailers 1.4%
American Eagle Outfitters, Inc.(b)
04/15/2025	3.750%	4,200,000	6,814,845
Dick’s Sporting Goods, Inc.(b)
04/15/2025	3.250%	3,500,000	6,061,401
Total			12,876,246
Technology 2.1%
Avaya Holdings Corp.
06/15/2023	2.250%	9,000,000	8,285,184
Microchip Technology, Inc.
Junior Subordinated
02/15/2037	2.250%	5,000,000	7,773,590
Sabre GLBL, Inc.(b)
04/15/2025	4.000%	3,500,000	4,252,574
Total			20,311,348
Total Convertible Bonds (Cost $144,645,183)			141,040,348

Convertible Preferred Stocks 13.6%
Issuer		Shares	Value ($)
Communication Services 0.7%
Diversified Telecommunication Services 0.7%
2020 Cash Mandatory Exchangeable Trust(b)	5.250%	6,500	7,121,205
Total Communication Services			7,121,205
Consumer Discretionary 1.1%
Auto Components 0.5%
Aptiv PLC	5.500%	45,000	4,982,490
Internet & Direct Marketing Retail 0.6%
2020 Mandatory Exchangeable Trust(b)	6.500%	3,800	5,525,586
Total Consumer Discretionary			10,508,076
Consumer Staples 0.5%
Household Products 0.5%
Energizer Holdings, Inc.	7.500%	47,500	4,640,702
Total Consumer Staples			4,640,702

Columbia Flexible Capital Income Fund | Quarterly Report 2020	3

Portfolio of Investments   (continued)
Columbia Flexible Capital Income Fund, August 31, 2020 (Unaudited)
Convertible Preferred Stocks (continued)
Issuer		Shares	Value ($)
Financials 2.0%
Capital Markets 1.3%
AMG Capital Trust II	5.150%	87,500	3,890,056
Cowen, Inc.	5.625%	3,700	3,215,117
KKR & Co., Inc.	6.000%	95,550	5,159,700
Total			12,264,873
Insurance 0.7%
Assurant, Inc.	6.500%	60,000	7,104,600
Total Financials			19,369,473
Health Care 3.7%
Health Care Equipment & Supplies 2.3%
Becton Dickinson and Co.	6.000%	127,500	6,835,275
Boston Scientific Corp.	5.500%	65,000	7,594,860
Danaher Corp.	5.000%	6,000	7,394,160
Total			21,824,295
Health Care Technology 0.6%
Change Healthcare, Inc.	6.000%	100,000	5,245,000
Life Sciences Tools & Services 0.8%
Avantor, Inc.	6.250%	110,000	8,000,300
Total Health Care			35,069,595
Industrials 0.8%
Machinery 0.8%
Stanley Black & Decker, Inc.	5.250%	75,000	7,578,450
Total Industrials			7,578,450
Information Technology 0.5%
Electronic Equipment, Instruments & Components 0.5%
II-VI, Inc.	6.000%	22,000	4,564,868
Total Information Technology			4,564,868
Real Estate 0.5%
Equity Real Estate Investment Trusts (REITS) 0.5%
QTS Realty Trust, Inc.	6.500%	35,000	5,317,909
Total Real Estate			5,317,909
Utilities 3.8%
Electric Utilities 1.0%
NextEra Energy, Inc.	5.279%	200,000	9,566,000
Convertible Preferred Stocks (continued)
Issuer		Shares	Value ($)
Multi-Utilities 2.3%
Dominion Energy, Inc.	7.250%	70,000	7,042,700
DTE Energy Co.	6.250%	315,000	14,535,990
Total			21,578,690
Water Utilities 0.5%
Essential Utilities, Inc.	6.000%	85,000	4,776,422
Total Utilities			35,921,112
Total Convertible Preferred Stocks (Cost $122,966,730)			130,091,390

Corporate Bonds & Notes 27.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.8%
Spirit AeroSystems, Inc.(b)
04/15/2025	7.500%	7,200,000	7,274,169
Brokerage/Asset Managers/Exchanges 1.0%
LPL Holdings, Inc.(b)
09/15/2025	5.750%	8,650,000	8,996,009
Cable and Satellite 1.1%
Gogo Intermediate Holdings LLC/Finance Co., Inc.(b)
05/01/2024	9.875%	5,000,000	5,215,953
Telesat Canada/LLC(b)
10/15/2027	6.500%	5,114,000	5,246,508
Total			10,462,461
Chemicals 1.6%
Innophos Holdings, Inc.(b)
02/15/2028	9.375%	5,700,000	6,212,781
Starfruit Finco BV/US Holdco LLC(b)
10/01/2026	8.000%	8,500,000	9,127,272
Total			15,340,053
Consumer Cyclical Services 0.8%
Uber Technologies, Inc.(b)
11/01/2023	7.500%	5,000,000	5,202,189
09/15/2027	7.500%	2,600,000	2,724,996
Total			7,927,185
Consumer Products 1.0%
Mattel, Inc.(b)
12/31/2025	6.750%	4,146,000	4,399,246
12/15/2027	5.875%	1,348,000	1,464,797

4	Columbia Flexible Capital Income Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Flexible Capital Income Fund, August 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Mattel, Inc.
10/01/2040	6.200%	2,770,000	2,590,015
11/01/2041	5.450%	1,100,000	1,001,331
Total			9,455,389
Environmental 1.0%
Covanta Holding Corp.
07/01/2025	5.875%	4,666,000	4,861,074
01/01/2027	6.000%	4,500,000	4,698,521
Total			9,559,595
Finance Companies 2.1%
Fortress Transportation & Infrastructure Investors LLC(b)
10/01/2025	6.500%	7,000,000	6,790,504
Fortress Transportation and Infrastructure Investors LLC(b)
08/01/2027	9.750%	3,240,000	3,452,448
Springleaf Finance Corp.
03/15/2025	6.875%	6,700,000	7,515,932
03/15/2026	7.125%	2,091,000	2,398,023
Total			20,156,907
Food and Beverage 1.5%
Aramark Services, Inc.(b)
05/01/2025	6.375%	8,500,000	8,912,702
Chobani LLC/Finance Corp., Inc.(b)
04/15/2025	7.500%	5,472,000	5,754,805
Total			14,667,507
Gaming 0.5%
Colt Merger Sub, Inc.(b)
07/01/2027	8.125%	4,799,000	5,085,002
Health Care 1.0%
Quotient Ltd.(b),(e),(f)
04/15/2024	12.000%	1,330,000	1,330,000
04/15/2024	12.000%	570,000	570,000
Surgery Center Holdings, Inc.(b)
07/01/2025	6.750%	8,100,000	7,956,861
Total			9,856,861
Independent Energy 1.4%
Indigo Natural Resources LLC(b)
02/15/2026	6.875%	9,500,000	9,713,094
Talos Production LLC/Finance, Inc.
04/03/2022	11.000%	4,169,067	3,835,542
Total			13,548,636
Leisure 1.1%
NCL Corp., Ltd.(b)
05/15/2024	12.250%	4,600,000	5,122,279
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Royal Caribbean Cruises Ltd.(b)
06/15/2023	9.125%	4,928,000	5,188,327
Total			10,310,606
Media and Entertainment 1.4%
Lions Gate Capital Holdings LLC(b)
11/01/2024	5.875%	9,250,000	9,311,316
Meredith Corp.
02/01/2026	6.875%	5,000,000	4,347,336
Total			13,658,652
Metals and Mining 1.7%
CONSOL Energy, Inc.(b)
11/15/2025	11.000%	4,600,000	1,842,291
Constellium NV(b)
03/01/2025	6.625%	9,000,000	9,289,006
Warrior Met Coal, Inc.(b)
11/01/2024	8.000%	4,937,000	5,061,084
Total			16,192,381
Midstream 0.3%
Rockpoint Gas Storage Canada Ltd.(b)
03/31/2023	7.000%	3,111,000	2,900,243
Oil Field Services 0.3%
Nabors Industries Ltd.(b)
01/15/2026	7.250%	4,568,000	2,136,533
01/15/2028	7.500%	1,131,000	484,799
Total			2,621,332
Other Industry 0.7%
WeWork Companies, Inc.(b)
05/01/2025	7.875%	9,300,000	6,292,258
Packaging 3.1%
ARD Finance SA(b),(g)
06/30/2027	6.500%	9,500,000	9,788,246
BWAY Holding Co.(b)
04/15/2025	7.250%	11,000,000	10,687,573
Novolex(b)
01/15/2025	6.875%	9,000,000	9,158,269
Total			29,634,088
Pharmaceuticals 1.0%
Bausch Health Companies, Inc.(b)
01/31/2027	8.500%	4,000,000	4,400,527
01/30/2028	5.000%	1,532,000	1,514,220
01/30/2030	5.250%	3,532,000	3,507,008
Total			9,421,755

Columbia Flexible Capital Income Fund | Quarterly Report 2020	5

Portfolio of Investments   (continued)
Columbia Flexible Capital Income Fund, August 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Restaurants 0.6%
IRB Holding Corp.(b)
02/15/2026	6.750%	5,200,000	5,294,510
Supermarkets 0.5%
Safeway, Inc.
02/01/2031	7.250%	4,588,000	5,126,072
Technology 2.3%
Diebold Nixdorf, Inc.(b)
07/15/2025	9.375%	2,700,000	2,913,920
Diebold, Inc.
04/15/2024	8.500%	7,500,000	7,169,038
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 SARL/U.S. Holdings I LLC(b)
11/30/2024	10.000%	4,250,000	4,519,674
Plantronics, Inc.(b)
05/31/2023	5.500%	5,100,000	4,836,507
Sabre GLBL, Inc.(b)
04/15/2025	9.250%	2,200,000	2,445,684
Total			21,884,823
Transportation Services 0.5%
Hertz Corp. (The)(b),(c)
10/15/2024	0.000%	5,000,000	2,025,393
08/01/2026	0.000%	5,500,000	2,228,011
Total			4,253,404
Wirelines 0.5%
Front Range BidCo, Inc.(b)
03/01/2028	6.125%	5,000,000	5,163,500
Total Corporate Bonds & Notes (Cost $272,826,930)			265,083,398

Limited Partnerships 1.1%
Issuer	Shares	Value ($)
Energy 1.1%
Oil, Gas & Consumable Fuels 1.1%
Enviva Partners LP	120,000	4,952,400
Rattler Midstream LP	525,000	4,394,250
Summit Midstream Partners LP	1,120,000	918,400
Total		10,265,050
Total Energy		10,265,050
Total Limited Partnerships (Cost $16,399,216)		10,265,050
Preferred Debt 1.0%
Issuer	Coupon Rate	Shares	Value ($)
Banking 0.5%
Citigroup Capital XIII(d)
10/30/2040	6.638%	175,000	4,716,250
Finance Companies 0.5%
GMAC Capital Trust I(d)
02/15/2040	6.065%	200,000	4,906,000
Total Preferred Debt (Cost $9,758,816)			9,622,250

Senior Loans 0.4%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Oil Field Services 0.4%
BCP Raptor LLC/EagleClaw Midstream Ventures(h),(i)
Term Loan
3-month USD LIBOR + 4.250% Floor 1.000% 06/24/2024	5.250%	5,007,140	3,780,391
Total Senior Loans (Cost $4,967,363)			3,780,391

Warrants —%
Issuer	Shares	Value ($)
Energy —%
Oil, Gas & Consumable Fuels —%
Goodrich Petroleum Corp.(a),(e),(f)	16,125	0
Total Energy		0
Total Warrants (Cost $—)		0

Money Market Funds 0.9%
	Shares	Value ($)
JPMorgan U.S. Government Money Market Fund, Agency Shares, 0.006%(j)	8,885,840	8,885,840
Total Money Market Funds (Cost $8,885,840)		8,885,840
Total Investments in Securities (Cost: $947,722,629)		944,521,200
Other Assets & Liabilities, Net		10,127,613
Net Assets		954,648,813

6	Columbia Flexible Capital Income Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Flexible Capital Income Fund, August 31, 2020 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At August 31, 2020, the total value of these securities amounted to $288,001,217, which represents 30.17% of total net assets.
(c)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At August 31, 2020, the total value of these securities amounted to $4,686,529, which represents 0.49% of total net assets.
(d)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of August 31, 2020.
(e)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At August 31, 2020, the total value of these securities amounted to $1,900,000, which represents 0.20% of total net assets.
(f)	Valuation based on significant unobservable inputs.
(g)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(h)	The stated interest rate represents the weighted average interest rate at August 31, 2020 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the LIBOR and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(i)	Variable rate security. The interest rate shown was the current rate as of August 31, 2020.
(j)	The rate shown is the seven-day current annualized yield at August 31, 2020.
Abbreviation Legend
ADR	American Depositary Receipt
LIBOR	London Interbank Offered Rate
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Flexible Capital Income Fund | Quarterly Report 2020	7